(Loss)/gain on disposals - Contingent Consideration (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
		Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total contingent consideration recognized	[1]		$ 27	$ 21	$ 47	[2]
West Polaris earn out realized
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total contingent consideration recognized		$ 32	13
West Polaris earn out realized | Sale of business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total contingent consideration recognized			13	8	32
West Vela earn out realized | Sale of business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total contingent consideration recognized			$ 14	$ 13	$ 15

[1]	Includes transactions with related parties. Refer to Note 30 "Related party transactions".
[2]	Text selection found with no content.